Consolidated Statements of Comprehensive Earnings (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ (647.4)	$ (905.7)	$ 387.3
Other comprehensive earnings (loss), net of taxes (note 16):
Foreign currency translation adjustments	(935.9)	900.8	98.0
Reclassification adjustments included in net earnings (loss)	124.4	(0.7)	(12.1)
Pension-related adjustments and other	(71.2)	11.3	5.4
Other comprehensive earnings (loss)	(882.7)	911.4	91.3
Comprehensive earnings (loss)	(1,530.1)	5.7	478.6
Comprehensive earnings attributable to noncontrolling interests	(47.1)	(41.3)	(64.8)
Comprehensive earnings (loss) attributable to Liberty Global shareholders	$ (1,577.2)	$ (35.6)	$ 413.8